License Agreements - Additional Information (Details) € in Millions	1 Months Ended							3 Months Ended		9 Months Ended			12 Months Ended
	May 31, 2019 USD ($)	May 31, 2019 EUR (€)	Jul. 31, 2018 USD ($)	Jun. 30, 2018 USD ($)	Apr. 30, 2018 USD ($) shares	Apr. 30, 2018 GBP (£) shares	Jan. 31, 2017 USD ($)	Sep. 30, 2019 USD ($) Milestone shares	Sep. 30, 2018 USD ($) Milestone shares	Sep. 30, 2019 USD ($) Milestone shares	Sep. 30, 2019 GBP (£) Milestone	Sep. 30, 2018 USD ($) Milestone shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($) shares	Sep. 30, 2019 GBP (£) shares	Sep. 30, 2019 EUR (€) shares	Nov. 30, 2018 shares	Apr. 30, 2018 GBP (£)
Collaborative Arrangements and Noncollaborative Arrangement Transactions [Line Items]
Research and development								$ 28,493,000	$ 27,731,000	$ 86,464,000		$ 187,893,000
GSK Asset Purchase and License Agreement
Collaborative Arrangements and Noncollaborative Arrangement Transactions [Line Items]
Total consideration					$ 133,600,000	£ 94,200,000
Upfront payment					14,200,000	10,000,000
Remaining liability					18,400,000			$ 7,200,000		$ 7,200,000									£ 12,900,000
Inventory purchase liability					6,900,000														4,900,000
Transaction costs					800,000	600,000
In-process research and development expense					$ 133,600,000	£ 94,200,000
Payment of tiered royalty, maximum percentage								20.00%		20.00%						20.00%	20.00%
Milestone payments payable upon achievement of certain sales milestones																£ 90,000,000	€ 31.0
Upfront payment description										In May 2019, the Company entered into a license agreement with Telethon-OSR, under which Telethon-OSR granted to the Company an exclusive worldwide license for the research, development, manufacture and commercialization of Telethon-OSR’s ex vivo autologous HSC lentiviral based gene therapy for the treatment of mucopolysaccharidosis type I (“MPS-I”), including the Hurler variant. Under the terms of the agreement, Telethon-OSR received €15.0 million in upfront and milestone payments from the Company upon entering into the agreement, resulting in $17.2 million in in-process research and development expense.	In May 2019, the Company entered into a license agreement with Telethon-OSR, under which Telethon-OSR granted to the Company an exclusive worldwide license for the research, development, manufacture and commercialization of Telethon-OSR’s ex vivo autologous HSC lentiviral based gene therapy for the treatment of mucopolysaccharidosis type I (“MPS-I”), including the Hurler variant. Under the terms of the agreement, Telethon-OSR received €15.0 million in upfront and milestone payments from the Company upon entering into the agreement, resulting in $17.2 million in in-process research and development expense.
GSK Asset Purchase and License Agreement | Series B-2 Convertible Preferred Shares
Collaborative Arrangements and Noncollaborative Arrangement Transactions [Line Items]
Shares issued for asset acquisition | shares					12,455,252	12,455,252
Aggregate value of shares issued for asset acquisition					$ 93,400,000														£ 65,800,000
Telethon O S R License Agreements
Collaborative Arrangements and Noncollaborative Arrangement Transactions [Line Items]
Upfront and milestone payments | €		€ 15.0
In-process research and development expense for upfront and milestone payments	$ 17,200,000
UCLB/UCLA Technology
Collaborative Arrangements and Noncollaborative Arrangement Transactions [Line Items]
Upfront cash payments															$ 800,000
UCLB Technology and Manufacturing Technology
Collaborative Arrangements and Noncollaborative Arrangement Transactions [Line Items]
Upfront cash payments															$ 1,100,000
UCLB License Agreement
Collaborative Arrangements and Noncollaborative Arrangement Transactions [Line Items]
Ordinary shares issued | shares													4,665,384	1,224,094	3,441,290
UCLB/UCLA License Agreement
Collaborative Arrangements and Noncollaborative Arrangement Transactions [Line Items]
Payments to acquire clinical data														$ 800,000
Annual administration fee										$ 100,000
Payments upon achievement of specified regulatory milestones | £											£ 19,900,000
Research and development										$ 100,000		$ 100,000
Oxford BioMedica License, Development and Supply Agreement
Collaborative Arrangements and Noncollaborative Arrangement Transactions [Line Items]
Ordinary shares issued | shares								588,220	150,826	588,220		150,826				588,220	588,220	150,826
Research and development								$ 0		$ 0					$ 500,000
Number of milestones met | Milestone								0	0	0	0	0
Oxford BioMedica License, Development and Supply Agreement | Achievement Of Second And Third Milestone
Collaborative Arrangements and Noncollaborative Arrangement Transactions [Line Items]
Research and development													$ 1,400,000
Oxford BioMedica License, Development and Supply Agreement | Achievement Of First Milestone
Collaborative Arrangements and Noncollaborative Arrangement Transactions [Line Items]
Research and development														$ 100,000
UCLA/CIRM Research Agreement
Collaborative Arrangements and Noncollaborative Arrangement Transactions [Line Items]
Total Reimbursements							$ 10,400,000
Reimbursements received				$ 7,300,000
Total reimbursement under new award			$ 8,500,000
Loan payable term period							10 days
Accrued royalties													0
Research and Development Expense												$ (3,100,000)
Accrued Liabilities and Other Liabilities								$ 1,600,000		$ 1,600,000			$ 1,600,000
UCLA/CIRM Research Agreement | Maximum
Collaborative Arrangements and Noncollaborative Arrangement Transactions [Line Items]
Obligation to reimburse research activities upon achievement of certain milestones			$ 5,500,000